Financial income, financial expenses and exchange losses	6 Months Ended
Jun. 30, 2023
Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses Abstract [Abstract]
Financial income, financial expenses and exchange losses
6. Financial income, financial expenses and exchange losses
The following table provides a breakdown for financial income, financial expenses and exchange losses:

	For the six months ended June 30,
(€ thousands)	2023	2022
Financial income
Options - Changes in fair value	3,347	60
Warrants - Changes in fair value	—	8,417
Securities	5,517	6,290
Hedging operations	1,596	302
Interest on financial other assets	1,095	527
Interest on financial receivables/loans	106	197
Derivative financial instruments	3,180	95
Other financial income	760	13
Total financial income	15,601	15,901

Financial expenses
Options - Changes in fair value	(2,137)	(15,705)
Warrants - Changes in fair value	(22,909)	—
Hedging operations	(3,179)	(5,626)
Interest and financial charges for lease liabilities	(6,654)	(4,947)
Securities	(2,488)	(12,996)
Interest on bank loans and overdrafts	(6,299)	(20)
Interest expenses on interest rate swaps	(207)	(936)
Derivative financial instruments	—	—
Other financial expenses	(719)	(1,735)
Total financial expenses	(44,592)	(41,965)

Foreign exchange losses	(7,003)	(9,893)

Financial income and financial expenses relating to options represent the fair value changes during the period in the value of the put options owned by the non-controlling interests in the Group’s investments in the Thom Browne Group and Gruppo Dondi S.p.A. See Note 18 — Other current and non-current financial liabilities for additional details relating to the Group’s written put options on non-controlling interests.
On February 28, 2023, Zegna completed the redemption of its outstanding public and private placement warrants to purchase ordinary shares of the Company, which resulted in a remeasurement of the warrant liability and financial expenses of €22,909 thousand. See Note 18 — Other current and non-current financial liabilities for additional information relating to the warrant redemption.
Financial income and financial expenses for securities relate to investments in securities held by the Group. In line with the Group’s funding strategy, during the six months ended June 30, 2023 the Group disposed of securities (primarily investments in insurance contracts, fixed income and hedge funds) for total consideration of €219,354 thousand and recognized a gain on disposal of €2,626 thousand.
Interest on bank loans and overdrafts mainly includes interest expenses on bank loans.
Foreign exchange losses primarily relate to exchange rate effects deriving from the remeasurement of the put options owned by the non-controlling interests in the Group’s investments, and for six months ended June 30, 2023 only, to the reclassification of the cumulative translation losses related to the investment held in TFI, amounting to €4,705 thousand, from other comprehensive income to profit and loss at the date of the TFI Acquisition.